Riverfront I Joint Venture (Details Narrative) (Riverfront I Joint Venture, USD $)	Jun. 30, 2013 sqft
Riverfront I Joint Venture
Square feet	300,000
Retail square feet	18,000
Land acreage	5.82
Cost of property, plant and equipment transferred to Investment	$ 5,839,000
MRP minimum capital contribution	$ 4,000,000